Selected Quarterly Financial Data (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 56,440	$ 42,745	$ 41,208	$ 42,618	$ 40,235	$ 40,096	$ 38,105	$ 26,296	$ 18,795	$ 154,294	$ 124,061	$ 166,806	$ 123,292	$ 72,140
Gross profit		33,643	33,799	32,599	33,792	31,867	30,641	20,429	15,516
Loss from operations	9,136	(1,403)	(7,117)	(4,338)	(4,206)	(1,347)	(13,017)	(11,339)	(3,736)	13,641	(15,661)	(17,064)	(29,439)	(8,421)
Net loss	$ (4,090)	$ (20,234)	$ (21,235)	$ (18,839)	$ (21,066)	$ (8,880)	$ (23,279)	$ 2,849	$ (9,235)	$ (36,586)	$ (61,140)	$ (81,374)	$ (38,545)	$ (28,376)
Basic (in usd per share)	$ (0.27)	$ (1.36)	$ (1.42)	$ (1.26)	$ (1.41)	$ (0.69)	$ (1.56)	$ (0.24)	$ (0.92)	$ (2.45)	$ (4.09)	$ (5.45)	$ (2.98)	$ (2.84)
Diluted (in usd per share)	$ (0.27)	$ (1.36)	$ (1.42)	$ (1.26)	$ (1.41)	$ (0.69)	$ (1.56)	$ (0.24)	$ (0.92)	$ (2.45)	$ (4.09)	$ (5.45)	$ (2.98)	$ (2.84)